Financial Information by Business Segment (Schedule of Assets of Reportable Segments) (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Segment assets	[1]	$ 667,878	$ 443,091
Gathering and Compression
Segment Reporting, Asset Reconciling Item [Line Items]
Segment assets		527,299	399,295
Water Services
Segment Reporting, Asset Reconciling Item [Line Items]
Segment assets		$ 140,579	$ 43,796

[1]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.